Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

April 29, 2021

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:   Form N-1A filing for Tax-Managed Growth Portfolio (the “Portfolio)

Amendment No. 25 (File No. 811-7409) (the “Amendment”)

Dear Sir or Madam:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T, and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective Registration Statement on Form N-1A under the 1940 Act. The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the offices of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 24, which was filed with the Commission on April 29, 2020. The Portfolio is a “master fund” in a “master-feeder” fund arrangement. The Portfolio’s audited financial statements dated December 31, 2020 are incorporated into the Amendment by reference to a previous electronic filing with the Commission (Accession No. 0001193125-21-056901).

Please contact me at (617) 672-8520 if you have any questions concerning the foregoing or the enclosed.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President